Consolidated Comprehensive Income statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 15,872	$ 17,217	$ 12,745
Other comprehensive income (loss):
Unrealized holding gains (loss) on available for sale securities	987	(2,342)	(267)
Tax effect	(375)	796	91
Pension liability adjustment	1,129	(448)	(412)
Tax effect	(329)	152	140
Total other comprehensive income (loss)	1,412	(1,842)	(448)
Comprehensive income	$ 17,284	$ 15,375	$ 12,297